INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 6,662	$ 3,485
Marketable and other securities	2,838	19,703
Restricted cash and short term marketable securities	9,333
Trade receivables	5,693	6,482
Other receivables	1,927	2,238
Inventories	4,177	4,082
T o t a l current assets	30,630	35,990
SEVERANCE PAY FUND	3,298	3,248
PROPERTY AND EQUIPMENT, net	779	1,050
DEFERRED ISSUANCE COSTS, net		34
T o t a l assets	34,707	40,322
CURRENT LIABILITIES:
Trade payables	3,169	2,988
Accrued expenses and other payables	5,434	6,178
Deferred income	1,524	1,478
Convertible subordinated notes, series A	24,563	24,682
T o t a l current liabilities	34,690	35,326
LONG TERM LIABILITIES
Accrued severance pay and other	3,931	3,944
Convertible subordinated notes, series B	3,651	4,389
Long-term loan from shareholders	400
Deferred income	714	778
T o t a l long-term liabilities	8,696	9,111
COMMITMENTS AND CONTINGENT LIABILITY
T o t a l liabilities	43,386	44,437
CAPITAL DEFICIENCY:
Share capital - ordinary shares of no par value (authorized: December 31, 2011 - 95,000,000 shares; June 30, 2012 - 95,000,000 shares; issued: December 31, 2011 - 25,406,095 shares; June 30, 2012 - 25,413,858 shares; outstanding: December 31, 2011 - 22,761,256 shares; June 30, 2012 - 22,769,019 shares) and additional paid in capital	360,470	360,190
Warrants	3,588	3,588
Accumulated deficit	(368,321)	(362,454)
Accumulated other comprehensive income	1,228	205
Treasury shares, at cost (2,644,839 ordinary shares)	(5,644)	(5,644)
T o t a l capital deficiency	(8,679)	(4,115)
T o t a l liabilities and capital deficiency	$ 34,707	$ 40,322